[Transamerica Life Insurance Company Letterhead]

May 1, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St N.E.

Washington, D.C. 20549-0506

Re:	Transamerica Axiom II Variable Annuity

Separate Account VA B

Transamerica Life Insurance Company

(File No. 333-186029)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the supplement that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (213) 742-5216.

Sincerely,

/s/ Alison Ryan

Alison Ryan
Vice President